Stock-Based Compensation Plans - Nonqualified Stock Options, Activity (Details) - Nonqualified Stock Options shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) shares
Stock-Based Compensation Plans - Disclosures
Options granted (in shares) | shares	0
Unrecognized compensation costs | $	$ 0.8
Weighted-average service period over which unrecognized compensation costs will be recognized	1 year
2014 Stock Incentive Plan, Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan
Stock-Based Compensation Plans - Disclosures
Option expiration period	10 years
Vesting period	3 years